Consolidated Statements of Equity - USD ($) $ in Millions	Total	Transition effect of update in accounting standard	Common stock	Additional paid-In capital	Additional paid-In capital Transition effect of update in accounting standard	Treasury stock	Retained earnings	Retained earnings Transition effect of update in accounting standard	Accumulated other comprehensive income (loss)	Noncontrolling interest
Beginning Balance at Dec. 31, 2021	$ 9,273		$ 1,157	$ 2,533		$ (200)	$ 5,223		$ 496	$ 64
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock	(346)					(346)
Stock-based compensation expense	215			215		278	(278)
Comprehensive income (loss):
Net income	3,966						3,960			6
Other comprehensive income (loss), net of tax	(35)								(36)	1
Total comprehensive income	3,931
Dividends to noncontrolling interest	(6)									(6)
Dividends	(217)						(217)
Ending Balance at Dec. 31, 2022	12,758	$ (92)	1,157	2,631	$ (117)	(268)	8,713	$ 25	460	65
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from noncontrolling interest	52									52
Repurchase of common stock	(346)					(346)
Stock-based compensation expense	236			235		237	(237)			1
Comprehensive income (loss):
Net income	4,222						4,211			11
Other comprehensive income (loss), net of tax	153								153
Total comprehensive income	4,375
Dividends to noncontrolling interest	(6)									(6)
Dividends	(217)						(217)
Ending Balance at Dec. 31, 2023	16,852		1,157	2,866		(377)	12,470		613	123
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from noncontrolling interest	104									104
Repurchase of common stock	(359)					(359)
Stock-based compensation expense	222			222		245	(245)
Comprehensive income (loss):
Net income	1,565						1,557			8
Other comprehensive income (loss), net of tax	(377)								(377)
Total comprehensive income	1,188
Dividends to noncontrolling interest	(5)									(5)
Dividends	(323)						(323)
Ending Balance at Dec. 31, 2024	$ 17,679		$ 1,157	$ 3,088		$ (491)	$ 13,459		$ 236	$ 230